Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended					12 Months Ended
	Nov. 10, 2020	Sep. 15, 2020	Aug. 31, 2022	Feb. 28, 2021	Nov. 30, 2020	Oct. 31, 2020	Apr. 30, 2020	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Stockholders Equity Note [Line Items]
Preferred stock, authorized (in shares)								40,000,000
Number of shares sold (in shares)								6,000,000	8,900,000
Number of shares repurchased (in shares)								6,000,000	8,900,000
Net proceeds from Stock Swap Program								$ 8	$ 19
Shares issued (in shares)	94,500,000	67,100,000						1,600,000	600,000
Consideration received								$ 30	$ 13
Average price per share (in dollars per share)								$ 19.27	$ 21.32
Unrecognized pension expenses reclassified out of accumulated other comprehensive (loss) income								$ 1	$ 7	$ 3
Public Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)			117,500,000	40,500,000			71,900,000
Price per share (in dollars per share)			$ 9.95	$ 25.10			$ 8.00
Consideration received			$ 1,200	$ 996			$ 556
ATM Offering
Stockholders Equity Note [Line Items]
Shares issued (in shares)					1,500,000,000	1,000,000,000
Carnival Corp
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)								0	0
Carnival PLC
Stockholders Equity Note [Line Items]
Preferred stock, shares issued (in shares)								0	0
Number of shares repurchased (in shares)								6,000,000.0	8,900,000